Income taxes - Summary tax losses carried forward (Detail) $ in Millions	Dec. 31, 2021 USD ($)
2022 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses	$ 407
2023 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses	922
2024 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses	1,614
2025 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses	600
2026 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses	496
2027 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses
2028 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses	72
2029 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses	27
2030 [Member]
Operating Loss Carryforwards [Line Items]
Expiry date of unutilized tax losses	$ 7